Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Provisions
Provisions, current liabilities	$ 1,394	$ 952
Provisions, non-current liabilities	7,027	5,748
Payroll, related charges and other remunerations
Provisions
Provisions, current liabilities	1,101	725
Onerous contracts
Provisions
Provisions, current liabilities	102	101
Provisions, non-current liabilities	364	473
Environment Restoration
Provisions
Provisions, current liabilities	30	10
Provisions, non-current liabilities	79	111
Asset retirement obligations
Provisions
Provisions, current liabilities	87	47
Provisions, non-current liabilities	3,081	2,472
Provision for litigation
Provisions
Provisions, non-current liabilities	1,473	839
Employee postretirement obligations
Provisions
Provisions, current liabilities	74	69
Provisions, non-current liabilities	2,030	1,853
Profit sharing provision
Provisions
Provisions, current liabilities	$ 780	$ 331